LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES
LEASE LIABILITIES

12.LEASE LIABILITIES

	December 31, 2025	December 31, 2024
	$	$
Opening balance	1,710	2,087
New liabilities and modifications of leases	593	80
Principal repayment	(627)	(457)
Ending balance	1,676	1,710
Current portion	569	470
Non-current portion	1,107	1,240

The Company elected not to apply the IFRS 16 leases requirement for its leases with terms of 12 months or less and the leases for which the underlying asset is of low value. A total of $404 was expensed in the statement of loss and comprehensive loss for the year ended December 31, 2025 in connection with these exemptions ($590 in 2024).

During the year, new lease liabilities were discounted using an average incremental borrowing rate of 6.25% (5.90% in 2024).